Variable Interest Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable [Member]
Variable Interest Entity [Line Items]
Carrying amount	$ 1,165	$ 2,538
Maximum exposure to loss	1,165	2,538
Equity Method Investments [Member]
Variable Interest Entity [Line Items]
Carrying amount	10,731	13,196
Maximum exposure to loss	$ 10,731	$ 13,196